EMPLOYEE BENEFITS - Summary of the status of Company' stock options under Stock Option Plan (Details 2) (Stock Options Plan, Stock Options, USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Stock Options Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	442,400	442,400
Granted	122,969
Exercised
Forfeited	(10,773)
Outstanding at the end of the period	554,596	442,400
Exercisable at the end of the period	351,093	262,613
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning of year	$ 11.12	$ 11.12
Granted	$ 7.37
Exercised
Forfeited	$ 8.90
Outstanding at the end of the period	$ 10.33	$ 11.12
Exercisable at the end of the period	$ 11.13	$ 11.13